OTHER PAYABLE	6 Months Ended
Jun. 30, 2023
Other Liabilities Disclosure [Abstract]
OTHER PAYABLE

NOTE 10. OTHER PAYABLE

On June 30, 2017, the Company entered into an agreement with a vendor (“Vendor”) to convert the balance of their account into a note payable in the amount of $250,000. The note bears interest of 5% per annum and matured on February 28, 2018. As of June 30, 2023, the Company had not made any payments on this note, the accrued interest was $75,034, and the note is due upon demand. This note is recorded as Other payable in the Condensed Balance Sheets.